UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

Michael J. Leary, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4490

Date of fiscal year end: July 31
Date of reporting period: April 30, 2010

Item 1. Schedule of Investments.

John Hancock
MUTUAL FUNDS

John Hancock Technical Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

4.30.2010

Technical Opportunities
April 30, 2010 (Unaudited)

	Shares	Value

Common Stocks 94.57%		$616,331,477
(Cost $582,788,145)

Consumer Discretionary 23.58%		153,689,186

Hotels, Restaurants & Leisure 8.77%
Ctrip.com International, Ltd., ADR (I)	151,700	5,540,083
Las Vegas Sands Corp. (I)(L)	1,184,000	29,434,240
Orient Express Hotels, Ltd., Class A (I)	389,500	5,316,675
Starbucks Corp.	239,300	6,217,014
Wendy's/Arby's Group, Inc., Class A	2,009,411	10,669,972

Internet & Catalog Retail 7.60%
Amazon.com, Inc. (I)	187,500	25,698,750
Expedia, Inc.	602,800	14,232,108
Priceline.com, Inc. (I)	36,600	9,591,030

Leisure Equipment & Products 0.87%
Eastman Kodak Company (I)(L)	928,836	5,684,476

Media 3.21%
CBS Corp., Class B	844,800	13,694,208
CTC Media, Inc.	98,300	1,660,287
Sirius XM Radio, Inc. (I)(L)	4,733,700	5,585,766

Textiles, Apparel & Luxury Goods 3.13%
NIKE, Inc., Class B	190,200	14,438,082
XTEP International Holdings	7,799,000	5,926,495

Consumer Staples 0.91%		5,954,280

Food & Staples Retailing 0.91%
Safeway, Inc.	252,300	5,954,280

Energy 11.01%		71,722,996

Energy Equipment & Services 1.89%
Rowan Companies, Inc. (I)	412,700	12,298,460

Oil, Gas & Consumable Fuels 9.12%
Alpha Natural Resources, Inc. (I)	126,100	5,936,788
Denbury Resources, Inc. (I)	260,400	4,986,660
Massey Energy Company	157,600	5,772,888
Patriot Coal Corp. (I)(L)	926,100	18,234,909
Petrobank Energy & Resources, Ltd. (I)	125,500	6,329,361
PT Bumi Resources Tbk	40,212,000	10,423,083
Quicksilver Resources, Inc. (I)	558,100	7,740,847

Financials 4.21%		27,418,039

Commercial Banks 0.50%
Bank Rakyat Indonesia Tbk PT	3,272,500	3,234,507

Diversified Financial Services 1.67%
Bank of America Corp.	609,700	10,870,951

Insurance 2.04%
Genworth Financial, Inc., Class A (I)	131,200	2,167,424
Hartford Financial Services Group, Inc.	390,100	11,145,157

1

Technical Opportunities
April 30, 2010 (Unaudited)

	Shares	Value

Health Care 4.50%		$29,301,861

Biotechnology 1.37%
Celgene Corp. (I)	144,000	8,920,800

Health Care Equipment & Supplies 2.36%
Hologic, Inc. (I)(L)	860,300	15,373,561

Health Care Providers & Services 0.77%
Tenet Healthcare Corp. (I)	801,200	5,007,500

Industrials 7.98%		52,018,626

Aerospace & Defense 0.88%
Cubic Corp.	154,201	5,753,239

Construction & Engineering 0.95%
China Railway Group, Ltd. (I)	8,981,000	6,201,375

Industrial Conglomerates 0.71%
Beijing Enterprises Holdings, Ltd.	707,000	4,598,762

Machinery 5.01%
Deere & Company	134,100	8,021,862
Joy Global, Inc.	152,300	8,652,163
SPX Corp.	49,049	3,427,544
Terex Corp. (I)	474,465	12,582,812

Marine 0.43%
China COSCO Holdings Company, Ltd.	2,197,500	2,780,869

Information Technology 28.76%		187,460,188

Communications Equipment 6.12%
Ciena Corp. (I)(L)	598,600	11,068,114
Emulex Corp. (I)	517,300	6,078,275
Juniper Networks, Inc. (I)	227,400	6,460,434
Riverbed Technology, Inc. (I)	244,937	7,590,598
ZTE Corp., Class H	2,398,200	8,683,339

Computers & Peripherals 7.67%
Apple, Inc. (I)	74,800	19,531,776
EMC Corp. (I)	946,400	17,991,064
SanDisk Corp. (I)	312,600	12,469,614

Electronic Equipment, Instruments & Components 0.99%
Samsung SDI Company, Ltd.	48,929	6,486,071

Internet Software & Services 1.93%
Alibaba.com, Ltd.	3,552,000	6,735,084
Open Text Corp. (I)	139,075	5,862,011

IT Services 2.18%
Computer Sciences Corp. (I)	60,000	3,143,400
Visa, Inc., Class A	122,500	11,053,175

Semiconductors & Semiconductor Equipment 5.39%
Broadcom Corp., Class A	355,100	12,247,399
NVIDIA Corp. (I)	406,800	6,394,896
Samsung Electronics Company, Ltd.	12,993	9,826,822
Xilinx, Inc.	257,900	6,648,662

Software 4.48%
AsiaInfo Holdings, Inc. (I)	196,200	5,574,042
Citrix Systems, Inc. (I)	194,200	9,127,400

2

Technical Opportunities
April 30, 2010 (Unaudited)

		Shares	Value

Information Technology (continued)
Longtop Financial Technologies, Ltd. (I)(L)		119,200	$4,101,672
VMware, Inc., Class A (I)(L)		168,500	10,386,340

Materials 13.62%			88,766,301

Chemicals 2.66%
Incitec Pivot, Ltd.		1,436,224	4,229,958
The Mosaic Company		256,647	13,124,928

Metals & Mining 10.96%
BHP Billiton, Ltd., SADR (L)		228,300	16,617,957
Cliffs Natural Resources, Inc.		60,800	3,801,824
Fortescue Metals Group, Ltd.		1,235,961	5,202,882
Freeport-McMoRan Copper & Gold, Inc.		63,200	4,773,496
Rio Tinto PLC		155,662	7,852,278
Silver Wheaton Corp. (I)		368,500	7,193,120
Vale SA (L)		364,900	11,176,887
Xstrata PLC		893,307	14,792,971

Short-Term Investments 23.48%			$153,054,214
(Cost $153,063,155)

Repurchase Agreement 4.56%			29,700,000
Bank of New York Tri-Party Repurchase Agreement dated 04/30/2010 at 0.200% to be repurchased at $29,700,495 on 05/03/2010, collateralized by $80,133,865
Government National Mortgage Association, 6.000% due 12/15/2028 (valued at
$30,294,000, including interest)		29,700,000	29,700,000

		Par value
			Value

Securities Lending Collateral 18.92%			$123,354,214

John Hancock Collateral Investment Trust (W)	0.2377%(Y)	$12,325,438	123,354,214

Total investments (Cost $735,851,300)† 118.05%			$769,385,691

Other assets and liabilities, net (18.05%)			($117,646,446)

Total net assets 100.00%			$651,739,245

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of April 30, 2010.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of April 30, 2010.

† At April 30, 2010, the aggregate cost of investment securities for federal income tax purposes was $735,851,300. Net unrealized appreciation aggregated $33,534,391, of which $48,110,960 related to appreciated investment securities and $14,576,569 related to depreciated investment securities.

3

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2010, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	04/30/10	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$153,689,186	$147,762,691	$5,926,495	—
Consumer Staples	5,954,280	5,954,280	—	—
Energy	71,722,996	61,299,913	10,423,083	—
Financials	27,418,039	24,183,532	3,234,507	—
Health Care	29,301,861	29,301,861	—	—
Industrials	52,018,626	38,437,620	13,581,006	—
Information Technology	187,460,188	155,728,872	31,731,316	—
Materials	88,766,301	56,688,212	32,078,089	—
Short-Term Investments	153,054,214	123,354,214	29,700,000	—
Total Investments in Securities	$769,385,691	$642,711,195	$126,674,496	—

During the period from August 3, 2009 (commencement of operations) through April 30, 2010, there were no significant transfers in/out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value. JHCIT is a floating rate fund investing in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

4

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held a at a third-party custodian bank in a segregated account for the benefit of the Fund.

Securities Lending. A Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, which is a floating rate fund. As a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Technical Opportunities Fund.

347Q3 4/10
6/10

John Hancock

MUTUAL FUNDS

John Hancock Global High Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

4.30.2010

Global High Yield Fund
As of April 30, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value
Corporate Bonds 56.65%				$146,884,744
(Cost $142,124,192)

Bermuda 0.87%				2,254,000
Intelsat Jackson Holdings SA	11.250%	06/15/16	$1,200,000	1,299,000
Petroplus Finance, Ltd. (S)	9.375	09/15/19	1,000,000	955,000

Canada 1.02%				2,647,250
Gibson Energy ULC (S)	10.000	01/15/18	250,000	250,000
Nova Chemicals Corp. (S)	8.375	11/01/16	1,000,000	1,037,500
Videotron Ltee	9.125	04/15/18	1,225,000	1,359,750

Cayman Islands 0.25%				645,915
Pemex Finance, Ltd.	9.150	11/15/18	520,000	645,915

Chile 0.10%				267,384
Corporacion Nacional del Cobre de Chile (S)	6.150	10/24/36	255,000	267,384

Germany 0.21%				535,500
Unitymedia Hessen GmbH & Company KG / Unitymedia NRW
GmbH (S)	8.125	12/01/17	525,000	535,500

Luxembourg 0.41%				1,060,313
Wind Acquisition Finance SA (S)	11.750	07/15/17	600,000	667,500
Wind Acquisition Holdings Finance SA, PIK (S)	12.250	07/15/17	375,000	392,813

Malaysia 1.75%				4,538,061
Petronas Capital, Ltd.	7.875	05/22/22	3,645,000	4,538,061

Marshall Islands 0.53%				1,371,500
General Maritime Corp. (S)	12.000	11/15/17	650,000	705,250
Navios Maritime Holdings, Inc.	9.500	12/15/14	650,000	666,250

Netherlands 0.20%				512,213
KazMunaiGaz Finance Sub BV (S)	9.125	07/02/18	435,000	512,213

Tunisia 0.35%				912,983
Banque Centrale de Tunisie	7.375	04/25/12	680,000	748,000
Banque Centrale de Tunisie, EMTN (EUR)(Q)	6.250	02/20/13	115,000	164,983

United Kingdom 1.01%				2,627,626
Inmarsat Finance PLC (S)	7.375	12/01/17	550,000	573,375
Vedanta Resources PLC (S)	9.500	07/18/18	575,000	629,625
Virgin Media Finance PLC	8.375	10/15/19	825,000	864,188
Virgin Media Finance PLC	9.125	08/15/16	525,000	560,438

United States 49.56%				128,499,518
AES Corp.	8.000	06/01/20	100,000	102,500
AES Corp. (S)	9.750	04/15/16	1,250,000	1,365,625
Ally Financial, Inc.	6.000	12/15/11	800,000	803,000
Ally Financial, Inc.	8.000	11/01/31	775,000	755,625
AMC Entertainment, Inc.	8.000	03/01/14	800,000	812,000
AMC Entertainment, Inc.	8.750	06/01/19	525,000	556,500
American Renal Holdings (S)	8.375	05/15/18	325,000	327,438
American Residential Services LLC (S)	12.000	04/15/15	175,000	177,188
Ameristar Casinos, Inc.	9.250	06/01/14	1,350,000	1,417,500
ARAMARK Services, Inc.	8.500	02/01/15	1,400,000	1,436,750
Arch Coal, Inc. (S)	8.750	08/01/16	325,000	346,125

1

Global High Yield Fund
As of April 30, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

United States (continued)
Arch Western Finance LLC	6.750%	07/01/13	$500,000	$503,750
Ashland, Inc. (S)	9.125	06/01/17	650,000	741,000
Atlantic Broadband Finance LLC	9.375	01/15/14	200,000	204,000
Atlas Pipeline Partners LP	8.750	06/15/18	775,000	763,375
B&G Foods, Inc.	7.625	01/15/18	250,000	256,875
Belo Corp.	8.000	11/15/16	1,375,000	1,436,875
Boise Paper Holdings LLC (S)	8.000	04/01/20	350,000	360,500
Bristow Group, Inc.	6.125	06/15/13	775,000	774,031
Cablevision Systems Corp. (S)	8.625	09/15/17	850,000	896,750
CB Richard Ellis Services, Inc.	11.625	06/15/17	575,000	652,625
CCO Holdings LLC / CCO Holdings Capital Corp. (S)	7.875	04/30/18	150,000	152,625
Central Garden and Pet Company	8.250	03/01/18	350,000	357,875
Cenveo Corp.	7.875	12/01/13	750,000	750,000
Cenveo Corp. (S)	8.875	02/01/18	200,000	206,500
CF Industries, Inc.	7.125	05/01/20	700,000	736,750
Chesapeake Energy Corp.	6.500	08/15/17	300,000	292,500
Chesapeake Energy Corp.	7.250	12/15/18	1,125,000	1,125,000
Cincinnati Bell, Inc.	8.250	10/15/17	675,000	685,125
Cinemark USA, Inc.	8.625	06/15/19	700,000	742,000
Citizens Communications Company	9.000	08/15/31	1,325,000	1,338,250
Claire's Stores, Inc., PIK	9.625	06/01/15	875,000	787,500
Clean Harbors, Inc.	7.625	08/15/16	750,000	780,938
Cloud Peak Energy Finance Company (S)	8.500	12/15/19	675,000	695,250
Community Health Systems, Inc.	8.875	07/15/15	1,250,000	1,312,500
Complete Production Services, Inc.	8.000	12/15/16	725,000	741,313
Consol Energy, Inc. (S)	8.000	04/01/17	425,000	448,906
Consol Energy, Inc. (S)	8.250	04/01/20	275,000	292,875
Constellation Brands, Inc.	7.250	09/01/16	1,625,000	1,667,656
Cooper-Standard Automotive, Inc. (S)	8.500	05/01/18	175,000	178,938
Copano Energy LLC	8.125	03/01/16	100,000	101,500
Corrections Corp. of America	6.750	01/31/14	400,000	408,500
Corrections Corp. of America	7.750	06/01/17	1,425,000	1,510,500
Cott Beverages, Inc. (S)	8.375	11/15/17	675,000	705,375
Crown Americas LLC (S)	7.625	05/15/17	650,000	676,813
Crown Castle International Corp.	7.125	11/01/19	400,000	402,000
Crown Castle International Corp.	9.000	01/15/15	800,000	859,000
CSC Holdings, Inc. (S)	8.500	04/15/14	1,075,000	1,152,938
DaVita, Inc.	7.250	03/15/15	1,675,000	1,708,500
Dean Foods Company	6.900	10/15/17	700,000	668,500
Dean Foods Company	7.000	06/01/16	25,000	24,500
Del Monte Corp. (S)	7.500	10/15/19	650,000	686,563
Deluxe Corp.	5.125	10/01/14	425,000	397,906
Deluxe Corp.	7.375	06/01/15	300,000	304,875
DISH DBS Corp.	7.000	10/01/13	925,000	957,375
DISH DBS Corp.	7.875	09/01/19	450,000	472,500
Dole Food Company, Inc. (S)	8.000	10/01/16	1,275,000	1,319,625
Dole Food Company, Inc.	8.750	07/15/13	50,000	52,125
Drummond Company, Inc.	7.375	02/15/16	700,000	689,500
Dynegy Holdings, Inc.	7.750	06/01/19	1,900,000	1,520,000
E*Trade Financial Corp., PIK	12.500	11/30/17	600,000	717,000
Edison Mission Energy	7.000	05/15/17	875,000	637,656
Edison Mission Energy	7.750	06/15/16	850,000	660,875
El Paso Corp.	7.000	06/15/17	600,000	616,432
El Paso Corp.	7.250	06/01/18	750,000	779,555
Elizabeth Arden, Inc.	7.750	01/15/14	650,000	653,250
Encore Acquisition Company	9.500	05/01/16	650,000	718,250

2

Global High Yield Fund
As of April 30, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

United States (continued)
Express LLC / Express Finance Corp. (S)	8.750%	03/01/18	$325,000	$334,750
FGI Holding Company, Inc., PIK (S)	11.250	10/01/15	200,000	202,500
Ford Motor Credit Company LLC	8.700	10/01/14	2,925,000	3,155,455
Forest Oil Corp.	7.250	06/15/19	700,000	710,500
Fox Acquisition Sub LLC (S)	13.375	07/15/16	350,000	350,000
Freedom Group, Inc. (S)	10.250	08/01/15	625,000	651,563
GCI, Inc. (S)	8.625	11/15/19	400,000	407,000
Georgia-Pacific LLC (S)	8.250	05/01/16	700,000	766,500
Goodman Global Group, Inc. (S)	0.000	12/15/14	600,000	366,000
Graphic Packaging International, Inc.	9.500	06/15/17	1,325,000	1,424,375
Greif, Inc.	6.750	02/01/17	675,000	680,063
GXS Worldwide, Inc. (S)	9.750	06/15/15	525,000	514,500
HCA, Inc.	6.750	07/15/13	1,200,000	1,218,000
HCA, Inc.	9.250	11/15/16	1,400,000	1,513,750
Healthsouth Corp.	8.125	02/15/20	825,000	833,250
Hercules Offshore, Inc. (S)	10.500	10/15/17	650,000	669,500
Hornbeck Offshore Services, Inc.	6.125	12/01/14	650,000	645,938
Host Hotels & Resorts LP	6.375	03/15/15	800,000	804,000
Hughes Network Systems LLC	9.500	04/15/14	400,000	412,000
Hughes Network Systems LLC	9.500	04/15/14	250,000	257,500
IASIS Healthcare LLC	8.750	06/15/14	725,000	744,938
Inergy LP	8.250	03/01/16	750,000	780,000
Inergy LP	8.750	03/01/15	25,000	26,313
Inverness Medical Innovations, Inc.	7.875	02/01/16	725,000	714,125
Inverness Medical Innovations, Inc.	9.000	05/15/16	350,000	357,000
Iron Mountain, Inc.	7.750	01/15/15	1,250,000	1,264,063
Iron Mountain, Inc.	8.375	08/15/21	75,000	79,219
ITC Deltacom, Inc. (S)	10.500	04/01/16	500,000	497,500
Jarden Corp.	7.500	01/15/20	275,000	281,531
JDA Software Group, Inc. (S)	8.000	12/15/14	700,000	733,250
Koppers, Inc. (S)	7.875	12/01/19	650,000	669,500
L-3 Communications Corp., Series B	6.375	10/15/15	1,375,000	1,407,656
Lamar Media Corp., Series D	6.625	08/15/15	825,000	800,250
LBI Escrow Corp. (S)	8.000	11/01/17	175,000	181,344
Level 3 Financing, Inc. (S)	10.000	02/01/18	1,475,000	1,452,875
Levi Strauss & Company	8.875	04/01/16	750,000	795,000
Levi Strauss & Company	9.750	01/15/15	175,000	183,969
Libbey Glass, Inc. (S)	10.000	02/15/15	100,000	105,625
Ltd. Brands, Inc.	7.000	05/01/20	1,300,000	1,326,000
MacDermid, Inc. (S)	9.500	04/15/17	425,000	438,813
Mariner Energy, Inc.	8.000	05/15/17	725,000	799,313
MarkWest Energy Partners LP	6.875	11/01/14	400,000	393,000
MarkWest Energy Partners LP, Series B	8.750	04/15/18	625,000	647,656
Maxim Crane Works LP (S)	12.250	04/15/15	200,000	208,500
MetroPCS Wireless, Inc.	9.250	11/01/14	800,000	830,000
MGM Mirage, Inc.	8.500	09/15/10	1,000,000	1,007,500
MGM Mirage, Inc. (S)	9.000	03/15/20	600,000	630,000
Michaels Stores, Inc.	11.375	11/01/16	1,175,000	1,283,688
Mirant Americas Generation LLC	9.125	05/01/31	100,000	94,000
Mirant North America LLC	7.375	12/31/13	650,000	667,875
Nalco Company	8.875	11/15/13	750,000	772,500
Neiman Marcus Group, Inc.	10.375	10/15/15	325,000	342,469
Neiman Marcus Group, Inc., PIK	9.000	10/15/15	500,000	512,500
NetFlix, Inc.	8.500	11/15/17	425,000	452,625
New Albertsons, Inc.	8.000	05/01/31	1,700,000	1,513,000
Newfield Exploration Company	6.875	02/01/20	1,075,000	1,085,750

3

Global High Yield Fund
As of April 30, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

United States (continued)
NewMarket Corp.	7.125%	12/15/16	$400,000	$398,000
Nextel Communications, Inc., Series D	7.375	08/01/15	1,425,000	1,387,594
NFR Energy LLC/NFR Energy Finance Corp. (S)	9.750	02/15/17	425,000	418,625
NFR Energy LLC/NFR Energy Finance Corp. (S)	9.750	02/15/17	25,000	24,625
Niska Gas Storage US LLC (S)	8.875	03/15/18	700,000	731,500
Norcraft Companies LP (S)	10.500	12/15/15	650,000	690,625
NRG Energy, Inc.	7.375	02/01/16	1,125,000	1,113,750
NRG Energy, Inc.	8.500	06/15/19	1,075,000	1,092,469
Owens-Illinois, Inc.	7.800	05/15/18	1,350,000	1,420,875
Peabody Energy Corp.	7.375	11/01/16	750,000	795,000
Penn National Gaming, Inc.	6.750	03/01/15	700,000	696,500
Penn Virginia Corp.	10.375	06/15/16	650,000	711,750
Penn Virginia Resource Partners LP	8.250	04/15/18	350,000	357,000
Phillips-Van Heusen Corp.	7.375	05/15/20	250,000	256,250
Pinnacle Entertainment, Inc. (S)	8.625	08/01/17	1,300,000	1,358,500
Pinnacle Foods Finance LLC (S)	9.250	04/01/15	175,000	182,000
Pinnacle Foods Finance LLC	10.625	04/01/17	650,000	698,750
Pioneer Drilling Company (S)	9.875	03/15/18	225,000	231,750
Pioneer Natural Resources Company	6.875	05/01/18	775,000	799,641
Plains Exploration & Production Company	7.625	04/01/20	375,000	375,469
Provident Funding Associates (S)	10.250	04/15/17	650,000	672,750
Psychiatric Solutions, Inc., Series 1	7.750	07/15/15	225,000	229,500
Psychiatric Solutions, Inc.	7.750	07/15/15	400,000	408,000
Quicksilver Resources, Inc.	8.250	08/01/15	400,000	412,000
Quiksilver, Inc.	6.875	04/15/15	625,000	575,781
QVC, Inc. (S)	7.500	10/01/19	650,000	666,250
Qwest Corp.	7.125	11/15/43	1,975,000	1,826,875
Qwest Corp.	8.375	05/01/16	1,150,000	1,311,000
Radiation Therapy Services, Inc. (S)	9.875	04/15/17	450,000	459,000
Radio One, Inc.	6.375	02/15/13	900,000	753,750
RBS Global, Inc. / Rexnord LLC (S)	8.500	05/01/18	1,075,000	1,073,656
Regal Cinemas Corp.	8.625	07/15/19	650,000	689,000
Regency Energy Partners LP (S)	9.375	06/01/16	575,000	616,688
Reynolds Group Issuer, Inc. (S)	7.750	10/15/16	675,000	698,625
Reynolds Group Issuer, Inc. (S)	8.500	05/15/18	400,000	401,967
Sabine Pass LNG LP	7.250	11/30/13	400,000	384,500
Sabine Pass LNG LP	7.500	11/30/16	350,000	321,125
SandRidge Energy, Inc. (S)	8.750	01/15/20	300,000	301,500
SandRidge Energy, Inc., PIK	8.625	04/01/15	825,000	831,188
SBA Telecommunications, Inc. (S)	8.000	08/15/16	650,000	685,750
Seneca Gaming Corp.	7.250	05/01/12	650,000	646,750
Sensus USA, Inc.	8.625	12/15/13	250,000	253,438
Sinclair Broadcast Group, Inc.	8.000	03/15/12	650,000	647,563
Sinclair Television Group, Inc. (S)	9.250	11/01/17	50,000	53,125
Smithfield Foods, Inc. (S)	10.000	07/15/14	725,000	813,813
Sprint Capital Corp.	8.750	03/15/32	1,550,000	1,550,000
Starwood Hotels & Resorts Worldwide, Inc.	7.150	12/01/19	1,025,000	1,063,438
Surgical Care Affiliates, Inc. (S)	10.000	07/15/17	275,000	277,063
Terex Corp.	8.000	11/15/17	200,000	195,000
The Geo Group, Inc. (S)	7.750	10/15/17	670,000	685,075
The Manitowoc Company, Inc.	9.500	02/15/18	500,000	525,000
The ServiceMaster Company	7.450	08/15/27	275,000	214,500
Toys R Us Property Company I LLC (S)	10.750	07/15/17	950,000	1,078,250
TransDigm, Inc.	7.750	07/15/14	650,000	663,813
TRW Automotive, Inc. (S)	8.875	12/01/17	450,000	477,563
United Surgical Partners International, Inc., PIK	9.250	05/01/17	450,000	472,500

4

Global High Yield Fund
As of April 30, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

United States (continued)
Vanguard Health Holding Company II LLC (S)	8.000%	02/01/18	$1,575,000	$1,559,250
Windstream Corp.	7.875	11/01/17	275,000	272,937
Windstream Corp.	8.625	08/01/16	550,000	563,063
Wynn Las Vegas LLC (S)	7.875	11/01/17	675,000	688,500
Xerox Capital Trust I	8.000	02/01/27	1,350,000	1,358,662

Venezuela 0.39%				1,012,481
Petroleos de Venezuela SA	4.900	10/28/14	325,000	224,250
Petroleos de Venezuela SA	5.250	04/12/17	1,215,000	788,231

Defaulted Bonds Beyond Maturity Date 0.66%				$1,717,650
(Cost $1,584,094)

Argentina 0.66%				1,717,650

Republic of Argentina (H)	11.000	12/04/05	3,470,000	1,717,650

Foreign Government Obligations 32.56%				$84,428,864
(Cost $82,509,801)

Brazil 2.97%				7,713,214
Federative Republic of Brazil
Bond	7.125	01/20/37	655,000	749,975
Bond	8.875	10/14/19	370,000	481,000
Bond	11.000	08/17/40	1,465,000	1,961,634
Note	5.875	01/15/19	1,680,000	1,803,480
Note	8.000	01/15/18	53,333	61,867
Note	8.750	02/04/25	1,785,000	2,387,437
Notas do Tesouro Nacional , Series F,
Note (BRL)(Q)	10.000	01/01/21	520,000	267,821

Colombia 2.45%				6,342,057
Republic of Colombia
Bond	7.375	01/27/17	980,000	1,128,077
Bond	7.375	09/18/37	2,655,000	2,960,325
Bond (COP)(Q)	9.850	06/28/27	313,000,000	199,164
Bond	11.750	02/25/20	145,000	210,975
Santa Fe de Bogota DC (COP)(Q)	9.750	07/26/28	3,235,000,000	1,843,516

El Salvador 0.65%				1,674,424
Republic of El Salvador
Bond (S)	7.375	12/01/19	995,000	1,109,424
Bond	8.250	04/10/32	500,000	565,000

Indonesia 2.07%				5,369,608
Republic of Indonesia
Bond	6.875	03/09/17	1,435,000	1,598,591
Bond	7.750	01/17/38	270,000	316,732
Bond (IDR) (Q)	11.000	11/15/20	3,600,000,000	463,135
Bond	11.625	03/04/19	140,000	202,300
Note (S)	11.625	03/04/19	1,930,000	2,788,850

Iraq 0.84%				2,190,063
Republic of Iraq	5.800	01/15/28	2,615,000	2,190,063

5

Global High Yield Fund
As of April 30, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Korea 0.27%				$697,965
Republic of Korea	7.125%	04/16/19	$585,000	697,965

Malaysia 1.04%				2,708,229
Government of Malaysia
Bond (MYR) (Q)	3.741	02/27/15	3,430,000	1,083,616
Bond (MYR) (Q)	3.835	08/12/15	1,700,000	538,108
Bond (MYR) (Q)	4.378	11/29/19	3,380,000	1,086,505

Mexico 4.85%				12,566,410
Government of Mexico
Bond (MXN) (Q)	7.500	06/03/27	12,020,000	953,027
Bond (MXN) (Q)	8.500	12/13/18	7,060,000	618,770
Bond (MXN) (Q)	8.500	05/31/29	21,330,000	1,835,568
Note	5.125	01/15/20	400,000	401,800
Note	5.950	03/19/19	972,000	1,045,872
Note	6.050	01/11/40	962,000	942,760
Note	6.625	03/03/15	2,245,000	2,525,625
Note	6.750	09/27/34	265,000	287,525
Note	7.500	04/08/33	3,345,000	3,955,463

Pakistan 0.12%				313,546
Islamic Republic of Pakistan	7.125	03/31/16	325,000	313,546

Panama 1.53%				3,975,825
Republic of Panama
Bond	5.200	01/30/20	1,795,000	1,826,412
Bond	7.250	03/15/15	1,865,000	2,149,413

Peru 1.21%				3,135,999
Republic of Peru
Bond	6.550	03/14/37	865,000	916,900
Bond	7.350	07/21/25	1,085,000	1,264,024
Bond	9.875	02/06/15	755,000	955,075

Philippines 2.49%				6,458,162
Republic of Philippines
Bond	6.375	01/15/32	215,000	215,000
Bond	7.750	01/14/31	3,850,000	4,475,625
Bond	9.375	01/18/17	1,385,000	1,767,537

Poland 0.98%				2,551,612
Republic of Poland	6.375	07/15/19	2,315,000	2,551,612

Qatar 0.64%				1,656,000
Government of Qatar (S)	5.250	01/20/20	1,600,000	1,656,000

Russia 2.95%				7,642,562
Government of Russia
Eurobond (S)	3.625	04/29/15	455,000	444,194
Eurobond (S)	5.000	04/29/20	500,000	489,964
Eurobond	7.500	03/31/30	5,855,800	6,708,404

South Africa 0.67%				1,732,749
Republic of South Africa
Bond (ZAR) (Q)	8.250	09/15/17	3,990,000	535,650
Note	6.500	06/02/14	250,000	275,625
Note	6.875	05/27/19	820,000	921,474

6

Global High Yield Fund
As of April 30, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Turkey 0.99%				$2,554,476
Republic of Turkey
Note	7.250%	03/15/15	$1,130,000	1,272,663
Note	7.250	03/05/38	195,000	204,750
Note	7.500	11/07/19	950,000	1,077,063

Ukraine 1.11%				2,869,726
Republic of Ukraine
Bond (JPY) (Q)	3.200	12/19/10	210,000,000	2,184,726
Bond	6.875	03/04/11	685,000	685,000

Uruguay 1.13%				2,936,250
Republic of Uruguay
Bond	7.625	03/21/36	380,000	431,300
Note	8.000	11/18/22	2,105,000	2,504,950

Venezuela 3.60%				9,339,987
Republic of Venezuela
Bond	5.750	02/26/16	85,000	61,200
Bond	7.000	12/01/18	75,000	54,375
Bond	7.650	04/21/25	265,000	170,925
Bond	8.250	10/13/24	610,000	419,374
Bond	8.500	10/08/14	615,000	530,438
Bond	9.000	05/07/23	580,000	432,100
Bond	9.250	05/07/28	2,685,000	1,986,900
Bond	13.625	08/15/18	605,000	611,050
Note (P)	1.307	04/20/11	5,485,000	5,073,625

Credit Linked Notes (K) 3.01%				$7,801,554
(Cost $7,345,030)

Brazil 2.10%				5,433,476
Notas do Tesouro Nacional (HSBC Bank USA)
Note (BRL) (Q)	10.000	01/01/17	2,200,000	1,133,047
Note (BRL) (Q)	10.000	01/01/17	800,000	412,017
Note (BRL) (Q)	10.000	01/01/17	2,850,000	1,467,811
Note (BRL) (Q)	10.000	01/01/17	2,600,000	1,339,056
Notas do Tesouro Nacional (JPMorgan Chase Bank),
Note (BRL) (Q)	10.000	01/01/17	2,100,000	1,081,545

Indonesia 0.91%				2,368,078
Republic of Indonesia (JPMorgan Chase Bank),
Note (IDR) (Q)	12.800	06/17/21	7,000,000,000	998,978
Note (IDR) (Q)	12.800	06/17/21	2,200,000,000	313,965
Republic of Indonesia (Barclays Bank PLC)
Note (IDR) (Q)	11.000	11/18/20	4,170,000,000	541,374
Note (IDR) (Q)	12.800	06/15/21	3,600,000,000	513,761

Term Loans (M) 0.96%				$2,476,028
(Cost $2,371,094)

United States 0.96%				2,476,028
American General Finance Corp.	7.250	04/16/15	325,000	325,569
Harrah's Operating Company, Inc. (T)		01/28/15	825,000	724,739

7

Global High Yield Fund
As of April 30, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value
United States (continued)

Texas Competitive Electric Holdings Company LLC	3.752%	10/10/14	$1,741,071	$1,425,720

Short-Term Investments 5.28%				$13,700,262
(Cost $13,700,262)

			Par value
		Yield*		Value
United States 5.28%				13,700,262
State Street Institutional Liquid Reserves		0.1650%	13,699,262	13,700,262

Total investments (Cost $249,634,473)† 99.12%				$257,009,102

Other assets and liabilities, net 0.88%				$2,279,240

Total net assets 100.00%				$259,288,342

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

Currency abbreviations
BRL – Brazilian Real
COP – Colombian Peso
EUR – Euro
IDR – Indonesian Rupiah
JPY – Japanese Yen
MXN – Mexican Peso
MYR – Malaysian Ringgit
ZAR – South African Rand

EMTN European Medium Term Note

PIK Paid In Kind

(H) Defaulted security. Currently, the issuer is in default with respect to interest payments.

(K) Underlying issuer is shown parenthetically.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $47,771,796 or 18.42% of the Fund's net assets as of April 30, 2010.

(T) All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At April 30, 2010, the aggregate cost of investment securities for federal income tax purposes was $249,981,211. Net unrealized appreciation aggregated $7,027,891, of which $7,738,853 related to appreciated investment securities and $710,962 related to depreciated investment securities.

8

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2010, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	04/30/10	Price	Inputs	Inputs
Corporate Bonds	$146,884,744	—	$146,884,744	—
Foreign Government
Obligations	86,146,514	—	83,693,967	$2,452,547
Credit Linked Notes	7,801,554	—	—	7,801,554
Term Loans	2,476,028	—	2,476,028	—
Short-Term Investments	13,700,262	$13,700,262	—	—
Total Investments in Securities	$257,009,102	$13,700,262	$233,054,739	$10,254,101
Other Financial Instruments	$10,421	—	$10,421	—
Totals	$257,019,523	$13,700,262	$233,065,160	$10,254,101

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Foreign Government
	Obligations	Credit Linked Notes	Totals
Balance as of November 2, 2009	—	—	—
Accrued discount/ premiums	$124,277	—	$124,277
Realized gain (loss)	—	—	—
Change in unrealized appreciation
(depreciation)	87,113	$456,522	543,635
Net Purchases (sales)	2,241,157	7,345,032	9,586,189
Net transfers in and/out of Level 3	—	—	—
Balance as of April 30, 2010	$2,452,547	$7,801,554	$10,254,101

9

During the period from November 2, 2009 (commencement of operations) through April 30, 2010, there were no significant transfers in/out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Credit Linked Notes (CLN) are structured securities whose principal and interest payments are contingent on the performance of specified borrower companies, or referenced entities. CLNs are created through a special purpose company (SPC) or underlying trust, which is collateralized with AAA-rated securities. They are created by embedding a credit default swap (CDS) in a funded asset, to form an investment whose credit risk and cash flow characteristics resemble those of a bond or loan. Under this structure, the coupon or price of the note is linked to the performance of a reference asset. It offers the borrower companies a hedge against credit risk and gives the investors a higher yield on the note, for accepting exposure to a specified credit event. In the event of a default, the SPC will pay the dealer par value minus any recovery rate, in exchange for an annual fee, which is passed on to the investors in the form of a higher yield on their note.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the risk that currency movements will not occur thereby reducing the fund’s total return, and the potential for losses in excess of the fund’s initial investment.

During the period ended April 30, 2010, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates changes. The following table summarizes the contracts held at April 30, 2010. During the period ended April 30, 2010, the Fund invested in forward foreign currency contracts with total USD notional values ranging from approximately $0 to $3.4 million.

10

		PRINCIPAL
	PRINCIPAL	AMOUNT
	AMOUNT	COVERED BY		UNREALIZED
	COVERED BY	CONTRACT	SETTLEMENT	APRECIATION
CURRENCY	CONTRACT	(USD)	DATE	(DEPRECIATION)
BUYS
Chinese Yuan Renminbi	6,840,987	$1,020,000	11/23/2010	($5,672)

SELLS
Euro	126,000	$166,134	5/28/2010	($1,641)
Japanese Yen	207,851,000	2,230,869	5/28/2010	17,734
		$2,397,003		$16,093

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at April 30, 2010, by risk category:

	FINANICAL	ASSET	LIABILITY
	INSTRUMENTS	DERIVATIVES	DERIVATIVES
	LOCATION	FAIR VALUE	FAIR VALUE
Foreign exchange contracts	Foreign forward currency
	contracts	$17,734	($7,313)

For more information regarding the Fund’s use of derivatives, please refer to the Fund’s Prospectus, semiannual and annual reports.

11

John Hancock

MUTUAL FUNDS

John Hancock Multi Sector Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

4.30.2010

Multi Sector Bond Fund
As of April 30, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Corporate Bonds 36.45%				$201,259,615
(Cost $196,615,878)

Consumer Discretionary 5.84%				32,225,955

Auto Manufacturers 0.23%
Volvo Treasury AB (S)	5.950%	04/01/15	$1,235,000	1,278,849

Automobiles 0.07%
Cooper-Standard Automotive, Inc. (S)	8.500	05/01/18	100,000	102,250
TRW Automotive, Inc. (S)	8.875	12/01/17	250,000	265,312

Diversified Consumer Services 0.04%
The ServiceMaster Company	7.450	08/15/27	250,000	195,000

Hotels, Restaurants & Leisure 0.83%
Ameristar Casinos, Inc.	9.250	06/01/14	635,000	666,750
Harrah's Operating Company, Inc.	11.250	06/01/17	350,000	381,500
MGM Mirage, Inc.	8.500	09/15/10	525,000	528,937
MGM Mirage, Inc. (S)	9.000	03/15/20	350,000	367,500
Penn National Gaming, Inc.	6.750	03/01/15	375,000	373,125
Pinnacle Entertainment, Inc. (S)	8.625	08/01/17	700,000	731,500
Seneca Gaming Corp.	7.250	05/01/12	350,000	348,250
Starwood Hotels & Resorts Worldwide, Inc.	7.150	12/01/19	750,000	778,125
Wynn Las Vegas LLC (S)	7.875	11/01/17	375,000	382,500

Household Durables 0.04%
Jarden Corp.	7.500	01/15/20	150,000	153,562
Libbey Glass, Inc. (S)	10.000	02/15/15	50,000	52,812

Household Products 0.07%
Norcraft Companies LP (S)	10.500	12/15/15	350,000	371,875

Internet & Catalog Retail 0.07%
NetFlix, Inc.	8.500	11/15/17	350,000	372,750

Leisure Equipment & Products 0.24%
Hasbro, Inc.	6.300	09/15/17	1,238,000	1,341,311

Media 2.61%
AMC Entertainment, Inc.	8.000	03/01/14	250,000	253,750
AMC Entertainment, Inc.	8.750	06/01/19	500,000	530,000
Belo Corp.	8.000	11/15/16	300,000	313,500
British Sky Broadcasting Group PLC (S)	6.100	02/15/18	390,000	426,762
British Sky Broadcasting Group PLC (S)	9.500	11/15/18	350,000	454,823
Cablevision Systems Corp. (S)	8.625	09/15/17	800,000	844,000
CCO Holdings LLC / CCO Holdings Capital Corp. (S)	7.875	04/30/18	75,000	76,313
Cinemark USA, Inc.	8.625	06/15/19	375,000	397,500
COX Communications, Inc. (S)	6.250	06/01/18	500,000	545,928
CSC Holdings, Inc. (S)	8.500	04/15/14	225,000	241,313
DirecTV Holdings LLC (S)	5.200	03/15/20	550,000	554,567
DISH DBS Corp.	7.000	10/01/13	325,000	336,375
DISH DBS Corp.	7.875	09/01/19	725,000	761,250
Lamar Media Corp., Series D	6.625	08/15/15	450,000	436,500
Lamar Media Corp. (S)	7.875	04/15/18	200,000	204,500
News America, Inc.	6.650	11/15/37	1,015,000	1,098,344
Radio One, Inc.	6.375	02/15/13	475,000	397,813
Regal Cinemas Corp.	8.625	07/15/19	525,000	556,500
Sinclair Broadcast Group, Inc.	8.000	03/15/12	350,000	348,688
Sinclair Television Group, Inc. (S)	9.250	11/01/17	25,000	26,563
TCM Sub LLC (S)	3.550	01/15/15	2,000,000	1,998,982

1

Multi Sector Bond Fund
As of April 30, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Consumer Discretionary (continued)
Time Warner Cable, Inc.	8.250%	02/14/14	$991,000	$1,169,834
Time Warner, Inc.	7.700	05/01/32	1,114,000	1,307,289
Unitymedia Hessen GmbH & Company KG / Unitymedia NRW
GmbH (S)	8.125	12/01/17	350,000	357,000
Videotron Ltee	9.125	04/15/18	700,000	777,000

Multiline Retail 0.32%
Michaels Stores, Inc.	11.375	11/01/16	650,000	710,125
Neiman Marcus Group, Inc., PIK	9.000	10/15/15	150,000	153,750
Neiman Marcus Group, Inc.	10.375	10/15/15	276,000	290,835
QVC, Inc. (S)	7.125	04/15/17	25,000	25,375
QVC, Inc. (S)	7.500	10/01/19	350,000	358,750
Reynolds Group Issuer, Inc. (S)	8.500	05/15/18	250,000	251,229

Specialty Retail 1.10%
Claire's Stores, Inc., PIK	9.625	06/01/15	450,000	405,000
Express LLC / Express Finance Corp. (S)	8.750	03/01/18	375,000	386,250
Freedom Group, Inc. (S)	10.250	08/01/15	350,000	364,875
Home Depot, Inc.	5.400	03/01/16	1,250,000	1,371,074
Limited Brands, Inc.	8.500	06/15/19	100,000	111,000
Lowe's Companies, Inc.	4.625	04/15/20	1,075,000	1,101,288
Ltd. Brands, Inc.	7.000	05/01/20	700,000	714,000
TJX Companies, Inc.	6.950	04/15/19	900,000	1,074,778
Toys R Us Property Company I LLC (S)	10.750	07/15/17	500,000	567,500

Textiles, Apparel & Luxury Goods 0.22%
Levi Strauss & Company (S)	7.625	05/15/20	250,000	252,812
Levi Strauss & Company	8.875	04/01/16	175,000	185,500
Levi Strauss & Company	9.750	01/15/15	325,000	341,656
Phillips-Van Heusen Corp.	7.375	05/15/20	150,000	153,750
Quiksilver, Inc.	6.875	04/15/15	325,000	299,406

Consumer Staples 2.44%				13,471,812

Beverages 0.53%
Anheuser-Busch InBev Worldwide, Inc.	4.125	01/15/15	1,350,000	1,401,504
Constellation Brands, Inc.	7.250	09/01/16	875,000	897,969
Constellation Brands, Inc.	7.250	05/15/17	225,000	229,500
Cott Beverages, Inc. (S)	8.375	11/15/17	375,000	391,875

Food & Staples Retailing 0.39%
New Albertsons, Inc.	8.000	05/01/31	300,000	267,000
SUPERVALU, Inc.	8.000	05/01/16	470,000	478,225
The Kroger Company	6.150	01/15/20	1,280,000	1,418,874

Food Products 0.98%
B&G Foods, Inc.	7.625	01/15/18	400,000	411,000
Dean Foods Company	6.900	10/15/17	375,000	358,125
Del Monte Corp. (S)	7.500	10/15/19	350,000	369,687
Dole Food Company, Inc. (S)	8.000	10/01/16	675,000	698,625
Dole Food Company, Inc.	8.750	07/15/13	25,000	26,062
General Mills, Inc.	5.650	02/15/19	1,000,000	1,093,178
HJ Heinz Company	5.350	07/15/13	678,000	739,067
Mead Johnson Nutrition Company (S)	4.900	11/01/19	1,300,000	1,312,770
Smithfield Foods, Inc. (S)	10.000	07/15/14	330,000	370,425

Household Products 0.07%
Central Garden and Pet Company	8.250	03/01/18	375,000	383,437

2

Multi Sector Bond Fund
As of April 30, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Consumer Staples (continued)

Personal Products 0.06%
Elizabeth Arden, Inc.	7.750%	01/15/14	$350,000	$351,750
Tobacco 0.41%
Altria Group, Inc.	7.750	02/06/14	1,060,000	1,221,858
Philip Morris International, Inc.	6.875	03/17/14	910,000	1,050,881

Energy 5.05%				27,867,363

Energy Equipment & Services 0.80%
Bristow Group, Inc.	6.125	06/15/13	125,000	124,844
Bristow Group, Inc.	7.500	09/15/17	250,000	252,813
Complete Production Services, Inc.	8.000	12/15/16	400,000	409,000
Gibson Energy ULC (S)	10.000	01/15/18	150,000	150,000
Hercules Offshore, Inc. (S)	10.500	10/15/17	375,000	386,250
Hornbeck Offshore Services, Inc.	6.125	12/01/14	375,000	372,656
Hornbeck Offshore Services, Inc.	8.000	09/01/17	25,000	25,375
NGPL PipeCo LLC (S)	7.119	12/15/17	1,150,000	1,307,210
Pioneer Drilling Company (S)	9.875	03/15/18	125,000	128,750
Weatherford International, Ltd.	7.000	03/15/38	1,105,000	1,224,602

Oil, Gas & Consumable Fuels 4.25%
Arch Coal, Inc. (S)	8.750	08/01/16	175,000	186,375
Arch Western Finance LLC	6.750	07/01/13	300,000	302,250
Atlas Energy Operating Company, LLC	12.125	08/01/17	300,000	345,750
Atlas Pipeline Partners LP	8.750	06/15/18	425,000	418,625
Chesapeake Energy Corp.	6.500	08/15/17	525,000	511,875
Chesapeake Energy Corp.	7.250	12/15/18	250,000	250,000
Cloud Peak Energy Finance Company (S)	8.250	12/15/17	20,000	20,500
Cloud Peak Energy Finance Company (S)	8.500	12/15/19	350,000	360,500
Consol Energy, Inc. (S)	8.000	04/01/17	225,000	237,656
Consol Energy, Inc. (S)	8.250	04/01/20	175,000	186,375
Copano Energy LLC	8.125	03/01/16	351,000	356,265
Crosstex Energy Finance Corp. (S)	8.875	02/15/18	400,000	416,000
Drummond Company, Inc.	7.375	02/15/16	375,000	369,375
El Paso Corp.	7.000	06/15/17	550,000	565,063
El Paso Corp.	7.250	06/01/18	175,000	181,896
El Paso Corp.	7.750	01/15/32	25,000	25,050
Encore Acquisition Company	9.500	05/01/16	350,000	386,750
EXCO Resources, Inc.	7.250	01/15/11	175,000	174,781
Forest Oil Corp.	7.250	06/15/19	375,000	380,625
General Maritime Corp. (S)	12.000	11/15/17	350,000	379,750
Inergy LP	8.250	03/01/16	350,000	364,000
KazMunaiGaz Finance Sub BV (S)	7.000	05/05/20	500,000	495,053
Marathon Oil Corp.	7.500	02/15/19	1,150,000	1,368,737
Mariner Energy, Inc.	8.000	05/15/17	400,000	441,000
MarkWest Energy Partners LP	6.875	11/01/14	200,000	196,500
MarkWest Energy Partners LP, Series B	8.750	04/15/18	350,000	362,688
Newfield Exploration Company	6.875	02/01/20	575,000	580,750
NFR Energy LLC/NFR Energy Finance Corp. (S)	9.750	02/15/17	400,000	394,000
Niska Gas Storage US LLC (S)	8.875	03/15/18	375,000	391,875
Peabody Energy Corp.	7.375	11/01/16	317,000	336,020
Penn Virginia Corp.	10.375	06/15/16	375,000	410,625
Penn Virginia Resource Partners LP	8.250	04/15/18	200,000	204,000
Petroleos de Venezuela SA	4.900	10/28/14	1,400,000	966,000
Petroleos de Venezuela SA	5.250	04/12/17	765,000	496,294
Petronas Capital, Ltd.	7.875	05/22/22	1,640,000	2,041,816

3

Multi Sector Bond Fund
As of April 30, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Energy (continued)
Petroplus Finance, Ltd. (S)	9.375%	09/15/19	$535,000	$510,925
Pioneer Natural Resources Company	6.875	05/01/18	175,000	180,564
Plains Exploration & Production Company	7.625	04/01/20	400,000	400,500
Quicksilver Resources, Inc.	8.250	08/01/15	85,000	87,550
Regency Energy Partners LP (S)	9.375	06/01/16	325,000	348,563
Sabine Pass LNG LP	7.250	11/30/13	400,000	384,500
SandRidge Energy, Inc., PIK	8.625	04/01/15	450,000	453,375
SandRidge Energy, Inc. (S)	8.750	01/15/20	150,000	150,750
Shell International Finance BV	4.300	09/22/19	1,675,000	1,694,162
Transcanada Pipelines, Ltd.	7.250	08/15/38	1,200,000	1,434,764
Valero Energy Corp.	6.125	02/01/20	1,275,000	1,324,082
Williams Partners LP	7.250	02/01/17	1,225,000	1,411,309

Financials 9.11%				50,307,454

Capital Markets 0.63%
Bank of New York Mellon Corp.	4.300	05/15/14	500,000	532,640
E*Trade Financial Corp., PIK	12.500	11/30/17	300,000	358,500
Morgan Stanley	6.000	04/28/15	1,850,000	1,976,899
The Goldman Sachs Group, Inc.	6.150	04/01/18	600,000	621,542

Commercial Banks 2.25%
Ally Financial, Inc.	6.000	12/15/11	200,000	200,750
Ally Financial, Inc.	8.000	11/01/31	400,000	390,000
Banque Centrale de Tunisie, EMTN (EUR)(Q)	6.250	02/20/13	60,000	86,078
Barclays Bank PLC	6.750	05/22/19	1,100,000	1,235,028
HSBC Holdings PLC	6.500	09/15/37	1,750,000	1,854,513
ICICI Bank, Ltd. (S)	5.500	03/25/15	1,950,000	2,013,806
Lloyds TSB Bank PLC (S)	4.375	01/12/15	1,325,000	1,315,733
PNC Funding Corp.	4.250	09/21/15	1,276,000	1,319,726
Standard Chartered PLC, (6.409% to 1/30/2017, then 3 month
LIBOR + 1.510%) (S)	6.409	12/31/49	2,350,000	2,161,655
Wachovia Corp., MTN	5.500	05/01/13	800,000	869,886
Wells Fargo Bank NA	5.750	05/16/16	900,000	978,239

Consumer Finance 0.79%
Capital One Financial Corp.	6.150	09/01/16	1,900,000	2,025,193
Discover Bank	7.000	04/15/20	650,000	667,846
Ford Motor Credit Company LLC	8.700	10/01/14	1,550,000	1,672,121

Diversified Financial Services 3.11%
American General Finance Corp.	6.900	12/15/17	1,800,000	1,511,260
American Honda Finance Corp. (S)	2.375	03/18/13	1,350,000	1,355,592
Bank of America Corp.	5.750	12/01/17	1,050,000	1,072,707
Citigroup, Inc.	5.000	09/15/14	2,000,000	2,024,518
Citigroup, Inc.	8.125	07/15/39	400,000	476,699
Citigroup, Inc.	8.500	05/22/19	750,000	885,396
Fox Acquisition Sub LLC (S)	13.375	07/15/16	200,000	200,000
General Electric Capital Corp.	6.875	01/10/39	1,840,000	2,045,285
Hyundai Capital Services, Inc. (S)	6.000	05/05/15	1,250,000	1,345,219
JPMorgan Chase & Company	5.125	09/15/14	630,000	673,314
JPMorgan Chase Bank NA	6.000	10/01/17	1,850,000	1,985,379
LBI Escrow Corp. (S)	8.000	11/01/17	100,000	103,625
Merrill Lynch & Company, Inc.	6.050	05/16/16	780,000	806,950
NASDAQ OMX Group, Inc.	4.000	01/15/15	425,000	428,768
Pemex Finance, Ltd.	9.150	11/15/18	255,000	316,747
Pinnacle Foods Finance LLC (S)	9.250	04/01/15	100,000	104,000
Pinnacle Foods Finance LLC	10.625	04/01/17	350,000	376,250

4

Multi Sector Bond Fund
As of April 30, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Financials (continued)
Provident Funding Associates (S)	10.250%	04/15/17	$375,000	$388,125
Reynolds Group Issuer, Inc. (S)	7.750	10/15/16	375,000	388,125
TNK-BP Finance SA (S)	6.250	02/02/15	275,000	286,000
TNK-BP Finance SA (S)	7.500	07/18/16	175,000	187,250
Wind Acquisition Holdings Finance SA, PIK (S)	12.250	07/15/17	200,000	209,500

Insurance 1.95%
AXA SA	8.600	12/15/30	1,100,000	1,341,645
Hartford Financial Services Group, Inc.	6.000	01/15/19	1,375,000	1,418,629
MetLife, Inc.	6.750	06/01/16	1,809,000	2,057,435
Midamerican Energy Holdings Company	5.750	04/01/18	1,275,000	1,383,420
New York Life Insurance Company (S)	6.750	11/15/39	1,200,000	1,366,292
Prudential Financial, Inc.	4.750	09/17/15	1,731,000	1,796,669
Unitrin, Inc.	6.000	05/15/17	950,000	926,488
ZFS Finance USA Trust I (6.150% to 12/31/10, then 1.750% +
highest of 3 month LIBOR) (S)	6.150	12/15/65	500,000	480,000

Real Estate Investment Trusts 0.32%
Host Hotels & Resorts LP	6.375	03/15/15	200,000	201,000
Host Marriott LP	7.125	11/01/13	200,000	203,500
Simon Property Group LP	6.750	05/15/14	1,200,000	1,341,012

Real Estate Management & Development 0.06%
CB Richard Ellis Services, Inc.	11.625	06/15/17	300,000	340,500

Health Care 1.95%				10,776,392

Health Care Equipment & Supplies 0.50%
IASIS Healthcare LLC	8.750	06/15/14	350,000	359,625
Inverness Medical Innovations, Inc.	7.875	02/01/16	525,000	517,125
Inverness Medical Innovations, Inc.	9.000	05/15/16	75,000	76,500
United Surgical Partners International, Inc., PIK	9.250	05/01/17	100,000	105,000
Vanguard Health Holding Company II LLC (S)	8.000	02/01/18	1,025,000	1,014,750
Zimmer Holdings, Inc.	4.625	11/30/19	700,000	700,242

Health Care Providers & Services 1.21%
American Renal Holdings (S)	8.375	05/15/18	200,000	201,500
Community Health Systems, Inc.	8.875	07/15/15	750,000	787,500
DaVita, Inc.	7.250	03/15/15	900,000	918,000
HCA, Inc.	6.750	07/15/13	1,125,000	1,141,875
HCA, Inc.	9.250	11/15/16	300,000	324,375
Healthsouth Corp.	8.125	02/15/20	775,000	782,750
Humana, Inc.	8.150	06/15/38	1,550,000	1,657,638
Psychiatric Solutions, Inc.	7.750	07/15/15	450,000	459,000
Psychiatric Solutions, Inc.	7.750	07/15/15	100,000	102,000
Radiation Therapy Services, Inc. (S)	9.875	04/15/17	275,000	280,500

Health Care Technology 0.13%
IMS Health, Inc.	5.799	02/26/16	712,973	716,716

Life Sciences Tools & Services 0.11%
Life Technologies Corp.	6.000	03/01/20	600,000	631,296

Industrials 2.88%				15,883,725

Aerospace & Defense 0.72%
L-3 Communications Corp. (S)	5.200	10/15/19	1,375,000	1,412,022
L-3 Communications Corp., Series B	6.375	10/15/15	750,000	767,812
Raytheon Company	4.400	02/15/20	800,000	810,016
RBS Global, Inc. / Rexnord LLC (S)	8.500	05/01/18	625,000	624,219

5

Multi Sector Bond Fund
As of April 30, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Industrials (continued)
TransDigm, Inc.	7.750%	07/15/14	$350,000	$357,437
TransDigm, Inc. (S)	7.750	07/15/14	25,000	25,594

Building Products 0.04%
Goodman Global Group, Inc. (S)	0.000	12/15/14	325,000	198,250

Commercial Services & Supplies 0.99%
ARAMARK Services, Inc.	8.500	02/01/15	775,000	795,344
Cenveo Corp.	7.875	12/01/13	400,000	400,000
Cenveo Corp. (S)	8.875	02/01/18	100,000	103,250
Clean Harbors, Inc.	7.625	08/15/16	350,000	364,437
Corrections Corp. of America	6.750	01/31/14	600,000	612,750
Corrections Corp. of America	7.750	06/01/17	375,000	397,500
Deluxe Corp.	5.125	10/01/14	100,000	93,625
Deluxe Corp.	7.375	06/01/15	275,000	279,469
Iron Mountain, Inc.	7.750	01/15/15	250,000	252,812
Iron Mountain, Inc.	8.375	08/15/21	450,000	475,312
The Geo Group, Inc. (S)	7.750	10/15/17	373,000	381,392
Waste Management, Inc.	6.375	03/11/15	1,150,000	1,302,822

Electronic Equipment, Instruments & Components 0.07%
Sensus USA, Inc.	8.625	12/15/13	400,000	405,500

Industrial Conglomerates 0.48%
Hutchison Whampoa International, Ltd. (S)	7.625	04/09/19	1,800,000	2,118,224
NBC Universal, Inc. (S)	5.150	04/30/20	525,000	531,127

Machinery 0.08%
Maxim Crane Works LP (S)	12.250	04/15/15	100,000	104,250
Terex Corp.	8.000	11/15/17	100,000	97,500
The Manitowoc Company, Inc.	9.500	02/15/18	250,000	262,500

Marine 0.07%
Navios Maritime Holdings, Inc.	9.500	12/15/14	350,000	358,750

Road & Rail 0.43%
Canadian National Railway Company	4.950	01/15/14	230,000	249,853
Norfolk Southern Corp.	5.750	01/15/16	650,000	725,477
Union Pacific Corp.	7.875	01/15/19	1,125,000	1,376,481

Information Technology 1.10%				6,079,208

Communications Equipment 0.07%
Hughes Network Systems LLC	9.500	04/15/14	275,000	283,250
Hughes Network Systems LLC	9.500	04/15/14	100,000	103,000

Electronic Equipment, Instruments & Components 0.52%
Agilent Technologies, Inc.	6.500	11/01/17	1,225,000	1,339,511
Tyco Electronics Group SA	6.550	10/01/17	1,368,000	1,532,744

Internet & Catalog Retail 0.05%
GXS Worldwide, Inc. (S)	9.750	06/15/15	300,000	294,000

Office Electronics 0.13%
Xerox Capital Trust I	8.000	02/01/27	725,000	729,652

Software 0.33%
Adobe Systems, Inc.	4.750	02/01/20	1,400,000	1,404,238
JDA Software Group, Inc. (S)	8.000	12/15/14	375,000	392,813

6

Multi Sector Bond Fund
As of April 30, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Materials 2.06%				$11,382,392

Chemicals 0.73%
Ashland, Inc. (S)	9.125%	06/01/17	$335,000	381,900
CF Industries, Inc.	7.125	05/01/20	400,000	421,000
Koppers, Inc. (S)	7.875	12/01/19	375,000	386,250
MacDermid, Inc. (S)	9.500	04/15/17	225,000	232,312
Nalco Company	8.875	11/15/13	175,000	180,250
NewMarket Corp.	7.125	12/15/16	100,000	99,500
Nova Chemicals Corp. (S)	8.375	11/01/16	525,000	544,687
Scotts Miracle-Gro Company	7.250	01/15/18	375,000	383,437
The Dow Chemical Company	8.550	05/15/19	1,150,000	1,405,205

Containers & Packaging 0.40%
Crown Americas LLC (S)	7.625	05/15/17	350,000	364,438
Graphic Packaging International, Inc.	9.500	06/15/17	700,000	752,500
Greif, Inc.	6.750	02/01/17	350,000	352,625
Owens-Illinois, Inc.	7.800	05/15/18	725,000	763,063

Metals & Mining 0.51%
ArcelorMittal	9.850	06/01/19	1,050,000	1,367,383
Barrick Australian Finance Ltd.	5.950	10/15/39	1,400,000	1,427,591

Paper & Forest Products 0.42%
Boise Paper Holdings LLC (S)	8.000	04/01/20	400,000	412,000
Georgia-Pacific LLC (S)	8.250	05/01/16	375,000	410,625
International Paper Company	7.500	08/15/21	1,275,000	1,497,626

Telecommunication Services 4.02%				22,212,896

Diversified Financial Services 0.05%
Inmarsat Finance PLC (S)	7.375	12/01/17	250,000	260,625

Diversified Telecommunication Services 2.54%
AT&T, Inc.	6.500	09/01/37	1,750,000	1,864,436
British Telecommunications PLC	9.125	12/15/10	1,200,000	1,257,923
Cincinnati Bell, Inc.	8.250	10/15/17	350,000	355,250
Cincinnati Bell, Inc.	8.750	03/15/18	25,000	25,313
Citizens Communications Company	9.000	08/15/31	725,000	732,250
GCI, Inc. (S)	8.625	11/15/19	100,000	101,750
Intelsat Jackson Holdings SA	11.250	06/15/16	675,000	730,688
ITC Deltacom, Inc. (S)	10.500	04/01/16	300,000	298,500
Level 3 Financing, Inc. (S)	10.000	02/01/18	825,000	812,625
MetroPCS Wireless, Inc.	9.250	11/01/14	100,000	103,750
Qwest Corp.	7.125	11/15/43	450,000	416,250
Qwest Corp.	8.375	05/01/16	1,050,000	1,197,000
Telecom Italia Capital SA	7.175	06/18/19	1,225,000	1,335,545
Telefonica Emisiones SA	4.949	01/15/15	1,000,000	1,060,354
Verizon Wireless Capital LLC	8.500	11/15/18	1,657,000	2,096,383
Virgin Media Finance PLC	8.375	10/15/19	225,000	235,688
Virgin Media Finance PLC	9.125	08/15/16	500,000	533,750
Virgin Media Finance PLC	9.500	08/15/16	25,000	27,438
Wind Acquisition Finance SA (S)	11.750	07/15/17	324,000	360,450
Windstream Corp.	7.875	11/01/17	150,000	148,875
Windstream Corp.	8.625	08/01/16	325,000	332,719

Wireless Telecommunication Services 1.43%
America Movil SAB de CV (S)	6.125	03/30/40	2,850,000	2,837,010
Crown Castle International Corp.	9.000	01/15/15	775,000	832,156
MetroPCS Wireless, Inc.	9.250	11/01/14	375,000	389,063
Nextel Communications, Inc., Series D	7.375	08/01/15	750,000	730,313

7

Multi Sector Bond Fund
As of April 30, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Telecommunication Services (continued)
Rogers Communications, Inc.	6.800%	08/15/18	$1,685,000	$1,942,542
SBA Telecommunications, Inc. (S)	8.000	08/15/16	350,000	369,250
Sprint Capital Corp.	8.750	03/15/32	825,000	825,000

Utilities 2.00%				11,052,418

Electric Utilities 1.46%
Ameren Energy Generating Company	7.950	06/01/32	1,295,000	1,427,639
Duke Energy Carolinas LLC	5.300	02/15/40	1,750,000	1,734,572
Edison Mission Energy	7.000	05/15/17	800,000	583,000
Edison Mission Energy	7.750	06/15/16	200,000	155,500
Exelon Generation Company LLC	5.200	10/01/19	1,300,000	1,342,805
FPL Group Capital, Inc. (6.350% to 10/31/16, then 3 month
LIBOR + 2.068% )	6.350	10/01/66	325,000	308,750
Mirant Americas Generation LLC	9.125	05/01/31	50,000	47,000
Mirant North America LLC	7.375	12/31/13	425,000	436,687
Oncor Electric Delivery Company	5.950	09/01/13	1,850,000	2,031,152

Independent Power Producers & Energy Traders 0.54%
AES Corp.	8.000	10/15/17	75,000	77,250
AES Corp.	8.000	06/01/20	225,000	230,625
AES Corp. (S)	9.750	04/15/16	675,000	737,438
Dynegy Holdings, Inc.	7.750	06/01/19	1,000,000	800,000
NRG Energy, Inc.	7.375	02/01/16	125,000	123,750
NRG Energy, Inc.	8.500	06/15/19	1,000,000	1,016,250

Defaulted Bonds Beyond Maturity Date 0.16%				$878,625
(Cost $808,258)

Argentina 0.16%				878,625
Republic of Argentina (H)	11.000	12/04/05	1,775,000	878,625

U.S. Government & Agency Obligations 21.31%			$117,691,091
(Cost $116,437,465)

U.S. Government 1.82%				10,046,090
U.S. Treasury Notes	1.000	09/30/11	10,000,000	10,046,090

U.S. Government Agency 19.49%				107,645,001
Federal Home Loan Mortgage Corp.
Freddie Mac Gold Pool (B)	4.500	TBA	1,000,000	1,008,203
Freddie Mac Gold Pool (B)	5.500	TBA	12,000,000	12,675,000
Freddie Mac Non Gold Pool (P)	5.366	01/01/37	746,614	796,311
Freddie Mac Non Gold Pool (P)	5.824	11/01/36	1,177,387	1,246,963
Freddie Mac Non Gold Pool (P)	6.449	01/01/37	1,712,836	1,819,512
Federal National Mortgage Association
Fannie Mae Pool (B)	4.500	TBA	10,000,000	10,078,125
Fannie Mae Pool (P)	4.854	07/01/38	4,170,410	4,415,078
Fannie Mae Pool (B)	5.000	TBA	40,000,000	41,400,000
Fannie Mae Pool (P)	5.057	11/01/35	1,370,853	1,446,396
Fannie Mae Pool (P)	5.269	04/01/37	4,411,206	4,618,156
Fannie Mae Pool (B)	5.500	TBA	13,000,000	13,694,687
Fannie Mae Pool (P)	5.692	10/01/38	2,317,308	2,435,955
Fannie Mae Pool (P)	5.836	01/01/37	1,249,280	1,334,053
Fannie Mae Pool (B)	6.000	TBA	10,000,000	10,676,562

8

Multi Sector Bond Fund
As of April 30, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Foreign Government
Obligations 7.91%				$43,702,322
(Cost $42,835,219)

Brazil 0.71%				3,916,538
Federative Republic of Brazil
Bond	8.875%	10/14/19	$215,000	279,500
Bond	11.000	08/17/40	590,000	790,010
Note	5.875	01/15/19	955,000	1,025,192
Note	8.000	01/15/18	240,000	278,400
Note	8.750	02/04/25	1,050,000	1,404,375
Notas do Tesouro Nacional, Series F (BRL) (Q)	10.000	01/01/21	270,000	139,061

Colombia 0.57%				3,140,051
Republic of Colombia
Bond	7.375	01/27/17	195,000	224,464
Bond	7.375	09/18/37	950,000	1,059,250
Bond	8.125	05/21/24	715,000	859,787
Bond (COP) (Q)	9.850	06/28/27	75,000,000	47,723
Santa Fe de Bogota DC (COP)(Q)	9.750	07/26/28	1,665,000,000	948,827

El Salvador 0.18%				965,975
Republic of El Salvador
Bond (S)	7.375	12/01/19	765,000	852,975
Bond	8.250	04/10/32	100,000	113,000

Indonesia 0.49%				2,683,349
Republic of Indonesia
Bond	6.875	03/09/17	300,000	334,200
Bond	7.750	01/17/38	505,000	592,405
Bond (IDR) (Q)	11.000	11/15/20	1,300,000,000	167,244
Note (S)	11.625	03/04/19	1,100,000	1,589,500

Iraq 0.19%				1,067,812
Republic of Iraq	5.800	01/15/28	1,275,000	1,067,812

Korea 0.05%				298,276
Republic of Korea	7.125	04/16/19	250,000	298,276

Malaysia 0.25%				1,372,754
Government of Malaysia
Bond (MYR) (Q)	3.741	02/27/15	1,810,000	571,821
Bond (MYR) (Q)	3.835	08/12/15	875,000	276,968
Bond (MYR) (Q)	4.378	11/29/19	1,630,000	523,965

Mexico 1.15%				6,371,298
Government of Mexico
Bond (MXN) (Q)	7.500	06/03/27	6,290,000	498,715
Bond (MXN) (Q)	8.500	12/13/18	3,820,000	334,802
Bond (MXN) (Q)	8.500	05/31/29	9,890,000	851,091
Note	5.950	03/19/19	100,000	107,600
Note	6.050	01/11/40	488,000	478,240
Note	6.625	03/03/15	450,000	506,250
Note	6.750	09/27/34	1,700,000	1,844,500
Note	7.500	04/08/33	1,480,000	1,750,100

9

Multi Sector Bond Fund
As of April 30, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Pakistan 0.03%				$144,714
Islamic Republic of Pakistan	7.125%	03/31/16	$150,000	144,714

Panama 0.37%				2,048,400
Republic of Panama
Bond	5.200	01/30/20	1,420,000	1,444,850
Bond	7.250	03/15/15	380,000	437,950
Bond	9.375	04/01/29	120,000	165,600

Peru 0.30%				1,662,650
Republic of Peru
Bond	6.550	03/14/37	185,000	196,100
Bond	7.350	07/21/25	960,000	1,118,400
Bond	8.750	11/21/33	120,000	158,400
Bond	9.875	02/06/15	150,000	189,750

Philippines 0.61%				3,384,769
Republic of Philippines
Bond	6.375	10/23/34	215,000	214,183
Bond	7.750	01/14/31	2,420,000	2,813,250
Bond	9.375	01/18/17	280,000	357,336

Poland 0.25%				1,355,716
Republic of Poland (PLN)(Q)	6.375	07/15/19	1,230,000	1,355,716

Qatar 0.16%				869,400
Government of Qatar (S)	5.250	01/20/20	840,000	869,400

Russia 0.71%				3,937,665
Government of Russia
Eurobond (S)	3.625	04/29/15	405,000	395,381
Eurobond (S)	5.000	04/29/20	200,000	195,986
Eurobond	7.500	03/31/30	2,921,000	3,346,298

South Africa 0.15%				854,966
Republic of South Africa
Bond (ZAR) (Q)	8.250	09/15/17	1,940,000	260,441
Note	6.500	06/02/14	50,000	55,125
Note	6.875	05/27/19	480,000	539,400

Turkey 0.23%				1,288,893
Republic of Turkey
Note	7.250	03/15/15	370,000	416,712
Note	7.250	03/05/38	145,000	152,250
Note	7.500	11/07/19	635,000	719,931

Ukraine 0.25%				1,405,346
Republic of Ukraine
Bond (JPY) (Q)	3.200	12/19/10 100,000,000		1,040,346
Bond	6.875	03/04/11	250,000	250,000
Bond (S)	6.875	03/04/11	115,000	115,000

Uruguay 0.26%				1,432,375
Republic of Uruguay
Bond	7.625	03/21/36	245,000	278,075
Note	8.000	11/18/22	970,000	1,154,300

10

Multi Sector Bond Fund
As of April 30, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Venezuela 1.00%				$5,501,375
Republic of Venezuela
Bond	7.000%	12/01/18	$40,000	29,000
Bond	7.650	04/21/25	135,000	87,075
Bond	8.250	10/13/24	160,000	110,000
Bond	8.500	10/08/14	920,000	793,500
Bond	9.000	05/07/23	635,000	473,075
Bond	9.250	05/07/28	2,215,000	1,639,100
Bond	13.625	08/15/18	400,000	404,000
Note (P)	1.307	04/20/11	2,125,000	1,965,625

Term Loans (M) 22.03%				$121,652,397
(Cost $118,256,464)

Consumer Discretionary 5.77%				31,890,824

Auto Components 0.46%
Allison Transmission, Inc.	3.014	08/07/14	2,178,758	2,080,108
Dana Holding Corp.	4.530	01/30/15	453,833	449,295

Automobiles 0.39%
Ford Motor Company	3.260	12/16/13	1,042,659	1,001,884
Ford Motor Company	3.284	12/16/13	1,225,513	1,181,472

Hotels, Restaurants & Leisure 0.90%
Ameristar Casinos, Inc.	3.555	11/10/12	994,805	991,696
Harrah's Operating Company, Inc. (T)		01/28/15	3,000,000	2,635,416
Penn National Gaming, Inc.	2.023	10/03/12	1,350,000	1,334,244

Leisure Equipment & Products 0.10%
Greenwood Racing, Inc.	2.530	11/28/11	604,688	577,477

Media 3.32%
Advantage Sale & Marketing LLC (T)		04/07/16	940,000	935,300
Advantage Sale & Marketing LLC (T)		04/29/18	175,000	173,250
Carmike Cinemas, Inc.	5.500	01/27/16	940,896	939,048
Charter Communications Operating LLC	2.300	03/06/14	218,250	206,822
Charter Communications Operating LLC	3.550	09/06/16	1,771,663	1,693,045
Cinemark USA, Inc.	3.536	04/29/16	1,989,858	1,987,848
CSC Holdings LLC	2.004	03/29/16	1,989,637	1,978,979
Cumulus Media, Inc.	4.259	06/11/14	2,198,383	2,011,521
Discovery Communications, Inc.	2.290	05/14/14	994,885	992,709
Lamar Media Corp. (T)		10/29/16	425,000	425,708
Mediacom Broadband LLC (T)		10/20/17	1,525,000	1,522,331
Mediacom LLC	4.500	10/20/17	750,000	752,438
Nielsen Finance LLC	2.251	08/09/13	2,065,868	2,011,316
RH Donnelley, Inc.	9.250	10/24/14	878,458	853,422
Sinclair Television Group, Inc.	6.500	10/29/15	924,242	932,330
Univision Communications, Inc.	2.540	09/29/14	1,000,000	910,063

Multiline Retail 0.60%
Michaels Stores, Inc.	2.538	10/31/13	1,891,068	1,810,961
Neiman Marcus Group, Inc.	2.252	04/05/13	1,310,000	1,252,688
QVC, Inc.	5.761	03/30/14	248,986	249,453

Consumer Staples 1.46%				8,083,167

Beverages 0.06%
Constellation Brands, Inc.	3.000	06/05/15	330,356	332,214

11

Multi Sector Bond Fund
As of April 30, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Consumer Staples (continued)

Food & Staples Retailing 0.09%
SUPERVALU, Inc.	3.023%	10/05/15	$500,429	$497,923

Food Products 0.91%
Dean Foods Company	1.675	04/02/14	1,989,744	1,943,970
Dole Food Company, Inc.	5.005	03/02/17	1,500,769	1,514,276
Dole Food Company, Inc.	5.042	03/02/17	604,235	609,673
Dole Food Company, Inc.	7.879	04/12/13	238,318	240,463
Wrigley WM Jr. Company	3.063	12/17/12	371,857	373,888
Wrigley WM Jr. Company	3.313	10/06/14	372,188	374,098

Household Products 0.18%
JohnsonDiversey Inc.	5.500	11/24/15	997,500	1,003,734

Personal Products 0.22%
Revlon, Inc.	6.000	03/09/15	1,200,000	1,192,928

Energy 1.43%				7,907,753

Energy Equipment & Services 0.84%
Hercules Offshore, Inc.	6.000	07/11/13	2,447,538	2,371,052
Precision Drilling Corp.	8.250	09/30/14	2,245,888	2,251,503

Oil, Gas & Consumable Fuels 0.59%
Aquilex Holdings LLC	6.250	03/26/16	400,000	402,000
Atlas Pipeline Holdings LP	6.750	07/27/14	1,925,367	1,918,147
Targa Resources, Inc.	6.000	07/05/16	962,644	965,051

Financials 1.00%				5,514,391

Diversified Financial Services 0.83%
American General Finance Corp.	7.250	04/16/15	625,000	626,094
FoxCo Acquisition Sub LLC	7.500	07/14/15	1,797,141	1,779,888
Pinnacle Foods Finance LLC	2.999	04/02/14	2,238,705	2,173,409

Real Estate Management & Development 0.17%
CB Richard Ellis Services, Inc.	7.000	12/20/15	935,000	935,000

Health Care 2.59%				14,285,016

Health Care Equipment & Supplies 0.27%
Inverness Medical Innovations, Inc.	2.266	06/26/14	1,548,462	1,516,718

Health Care Providers & Services 2.00%
Community Health Systems, Inc.	2.502	07/25/14	121,392	117,947
Community Health Systems, Inc.	2.502	07/25/14	2,370,529	2,303,254
DaVita, Inc.	1.774	10/05/12	2,000,000	1,973,334
HCA, Inc.	2.540	11/18/13	623,869	606,869
HCA, Inc.	3.540	03/31/17	1,496,163	1,484,734
Healthsouth Corp.	4.010	09/10/15	1,840,750	1,836,148
Vanguard Health Holding Company I LLC	5.000	01/29/16	2,700,000	2,705,063

Pharmaceuticals 0.32%
Warner Chilcott PLC	5.500	10/30/14	661,017	661,290
Warner Chilcott PLC	5.750	04/30/15	1,078,819	1,079,659

Industrials 3.46%				19,079,860

Aerospace & Defense 0.67%
Sequa Corp.	3.547	12/03/14	1,885,000	1,749,683

12

Multi Sector Bond Fund
As of April 30, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Industrials (continued)

Tasc, Inc.	5.500%	12/18/14	$292,500	$292,500
Tasc, Inc.	5.750	12/18/15	698,250	700,287
TransDigm, Inc.	2.278	06/23/13	1,000,000	982,778

Building Products 0.24%
Goodman Global Holdings, Inc.	6.250	02/13/14	1,333,174	1,335,951

Commercial Services & Supplies 0.45%
Aramark Corp.	3.392	07/26/16	79,187	78,593
Aramark Corp.	3.540	07/26/16	1,204,093	1,195,056
RMK Acquisition Corp.	2.165	01/27/14	668,449	655,820
RMK Acquisition Corp.	2.167	01/27/14	43,961	43,130
The Hertz Corp.	0.271	12/21/12	84,702	83,526
The Hertz Corp.	2.012	12/21/12	459,147	452,770

Containers & Packaging 0.17%
Graham Packaging Company, Inc.	2.504	10/07/11	923,197	915,927

Energy Equipment & Services 0.45%
Dresser, Inc.	2.500	05/04/14	2,525,000	2,455,547

Industrial Conglomerates 0.33%
Reynolds Group Holdings, Inc.	6.250	11/05/15	1,788,750	1,794,563

Machinery 1.15%
Blount International, Inc. (T)		02/09/12	770,000	768,075
Bucyrus International, Inc.	4.500	02/19/16	750,000	753,611
Manitowoc Company, Inc.	7.500	11/06/14	1,867,320	1,868,988
Mueller Water Products, Inc.	5.328	05/23/14	870,681	870,899
Oshkosh Trucking Corp.	6.259	12/06/13	585,304	587,073
Rexnord Holdings, Inc.	2.813	07/19/13	1,540,000	1,495,083

Information Technology 0.47%				2,594,646

Software 0.47%
Dealer Computer Services, Inc.	5.250	04/16/17	675,000	673,946
SunGard Data Systems, Inc.	2.001	02/28/14	1,989,717	1,920,700

Materials 2.49%				13,743,571

Chemicals 1.86%
CF Industries Holdings, Inc.	5.750	04/16/15	1,500,000	1,509,000
Chemtura Corp.	6.000	03/22/11	1,750,000	1,758,750
ISP Chemco, Inc.	2.063	06/04/14	994,885	966,066
Lyondell Chemical Company	5.500	03/14/16	875,000	877,337
Lyondell Chemical Company	5.799	06/03/10	1,996,936	2,183,316
Nalco Holding Company	2.021	05/13/16	1,995,000	1,982,511
Rockwood Holdings, Inc.	6.000	05/15/14	994,975	1,000,365

Containers & Packaging 0.32%
Graphic Packaging International Corp.	3.043	05/16/14	1,780,811	1,769,681

Paper & Forest Products 0.31%
Georgia-Pacific Corp.	2.267	12/24/12	1,708,719	1,696,545

Telecommunication Services 1.45%				7,992,046

Diversified Telecommunication Services 1.14%
Level 3 Financing, Inc.	2.548	03/13/14	2,000,000	1,871,250
PanAmSat Corp.	2.792	01/03/14	613,425	601,061

13

Multi Sector Bond Fund
As of April 30, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Telecommunication Services (continued)
PanAmSat Corp.	2.792%	01/03/14	$613,614	$601,246
PanAmSat Corp.	2.792	01/03/14	613,425	601,061
Telesat Canada	3.280	10/31/14	129,949	127,729
Telesat Canada	3.280	10/31/14	1,512,926	1,487,080
Windstream Corp.	3.060	12/17/15	995,000	992,761

Wireless Telecommunication Services 0.31%
Crown Castle Operating Company	1.774	03/06/14	754,872	738,831
MetroPCS Wireless, Inc.	2.522	11/04/13	994,845	971,027

Utilities 1.91%				10,561,123

Electric Utilities 0.97%
Mirant North America LLC	2.023	01/03/13	2,216,687	2,179,477
Texas Competitive Electric Holdings Company LLC	3.752	10/10/14	3,904,975	3,197,686

Independent Power Producers & Energy Traders 0.94%
Calpine Corp.	3.165	03/29/14	2,787,361	2,683,170
NRG Energy, Inc.	2.003	02/01/13	1,539,536	1,506,997
NRG Energy, Inc.	2.040	02/01/13	1,015,251	993,793

Credit Linked Notes (K) 0.69%				$3,815,193
(Cost $3,588,958)

Brazil 0.48%				2,626,610
Notas do Tesouro Nacional (HSBC Bank USA)
Note (BRL) (Q)	10.000	01/01/17	1,600,000	824,034
Note (BRL) (Q)	10.000	01/01/17	700,000	360,515
Note (BRL) (Q)	10.000	01/01/17	400,000	206,009
Note (BRL) (Q)	10.000	01/01/17	400,000	206,009
Notas do Tesouro Nacional (JPMorgan Chase Bank) (BRL) (Q)	10.000	01/01/17	2,000,000	1,030,043

Indonesia 0.21%				1,188,583
Republic of Indonesia (JPMorgan Chase Bank) (IDR) (Q)	12.800	06/17/21	2,300,000,000	328,236
Republic of Indonesia (Barclays Bank PLC)
Note (IDR) (Q)	11.000	11/18/20	2,120,000,000	275,231
Note (IDR) (Q)	12.800	06/15/21	4,100,000,000	585,116

Collateralized Mortgage
Obligations 8.26%				$45,631,231
(Cost $43,833,013)

American Home Mortgage Assets ,
Series 2006-4, Class 1A (P)	0.453	10/25/46	5,059,322	2,873,323
BCAP LLC Trust ,
Series 2009, Class 7A1 (S)	6.120	08/26/36	3,180,720	3,148,913
Citicorp Mortgage Securities Trust ,
Series 2007-8, Class 1A3	6.000	09/25/37	1,746,099	1,602,318
Commercial Mortgage Pass Through Certificates ,
Series 2006, Class C8	5.377	12/10/46	3,525,000	1,880,350
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-3, Class 3A1 (P)	0.513	02/25/36	3,663,236	2,153,685
Series 2004-25, Class 1A1 (P)	0.593	02/25/35	1,711,838	1,268,982
Series 2004-25, Class 2A1 (P)	0.603	02/25/35	1,760,466	1,247,782
Credit Suisse Mortgage Capital Certificates ,
Series 2009-ASG, Class A (P)(S)	1.478	11/28/39	875,678	875,678

14

Multi Sector Bond Fund
As of April 30, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Collateralized Mortgage Obligations (continued)
GS Mortgage Securities Corp. ,
Series 2007, Class G10 (P)	5.999%	08/10/45	$2,875,000	$2,141,550
Harborview Mortgage Loan Trust ,
Series 2005-8, Class 1A2A (P)	0.586	09/19/35	570,653	357,765
Jefferies & Company, Inc.
Series 2009-R2, Class 4A (P)(S)	5.360	05/26/37	1,637,159	1,569,477
Series 2009-R9, Class 1A1 (P)(S)	5.846	08/26/46	3,002,085	2,876,606
JPMorgan REREMIC ,
Series 2009-12, Class 1A1 (S)	5.750	07/26/37	2,266,231	2,334,627
LB-UBS Commercial Mortgage Trust ,
Series 2006-C6, Class A4	5.372	09/15/39	526,000	536,573
Merrill Lynch Mortgage Investors, Inc. ,
Series 2005-A9, 2A1A (P)	5.131	12/25/35	1,004,245	1,007,585
RBSSP Resecuritization Trust
Series 2010-3, Class 3A1 (P)(S)	0.423	01/26/46	2,998,233	2,690,914
Series 2010-4, Class 3A1 (P)(S)	0.413	04/26/35	2,243,500	2,030,368
Series 2010-4, Class 5A1 (P)(S)	0.423	02/26/37	3,500,000	3,185,000
WaMu Mortgage Pass Through Certificates
Series 2004-13, Class A1 (P)	0.610	11/25/34	1,788,778	1,507,463
Series 2005-11, Class A1 (P)	0.583	08/25/45	654,780	537,930
Series 2005-AR6, Class 2A1A (P)	0.493	04/25/45	537,328	450,146
Series 2005-AR8, Class 1A1A (P)	0.533	07/25/45	2,046,982	1,722,539
Series 2005-AR13, Class A1B2 (P)	0.693	10/25/45	3,123,066	2,096,869
Series 2005-AR17, Class A1A2 (P)	0.553	12/25/45	361,709	265,127
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR4, Class 2A2 (P)	2.972	04/25/35	1,303,834	1,279,509
Series 2005-AR9, Class 3A1 (P)	3.101	05/25/35	1,328,809	1,316,008
Series 2005-AR12, Class 2A6 (P)	2.965	07/25/35	2,727,349	2,674,144

Asset Backed Securities 2.36%				$13,035,090
(Cost $12,913,525)

Countrywide Asset-Backed Certificates
Series 2007-1, Class 2A1 (P)	0.313	07/25/37	1,312,058	1,283,902
Series 2006-25, Class 2A1 (P)	0.333	06/25/47	682,981	656,355
First Franklin Mortgage Loan Asset Backed Certificates
Series 2004-FF11, Class 2A3 (P)	0.713	01/25/35	145,813	138,441
Series 2007-FF1, Class A2A (P)	0.303	01/25/38	238,918	236,762
Home Equity Asset Trust ,
Series 2006-3, Class 2A3 (P)	0.443	07/25/36	1,633,992	1,506,948
Home Equity Mortgage Trust ,
Series 2006-1, Class A2 (P)	5.300	05/25/36	811,000	213,096
Morgan Stanley Asset Backed Securities Capital I ,
Series 2007-HE1, Class A2A (P)	0.313	11/25/36	783,533	767,963
Novastar Home Equity Loan ,
Series 2006-2, Class A2B (P)	0.373	06/25/36	2,255,803	2,215,916
SLC Student Loan Trust ,
Series 2010-B, Class A1 (S)	4.000	07/15/42	2,900,000	2,898,756
Structured Asset Securities Corp.
Series 2006-BC6, Class A2 (P)	0.343	01/25/37	551,414	537,764
Series 2008-BC4, Class A3 (P)	0.513	11/25/37	2,698,371	2,579,187

15

Multi Sector Bond Fund
As of April 30, 2010 (Unaudited)

		Shares	Value
Preferred Stocks 0.06%			$330,000
(Cost $318,313)

Financials 0.06%			330,000
Consumer Finance 0.06%
Capital One Capital V, 10.250%		275,000	330,000

Convertible Preferred Stocks 0.24%			$1,335,729
(Cost $1,324,152)

Consumer Discretionary 0.24%			1,335,729
Media 0.24%
Comcast Corp., 5.300%, Class A		1,225,000	1,335,729

	Yield*	Par value	Value
Short-Term Investments 18.16%			$100,252,875
(Cost $100,252,875)

Short-Term Securities 18.16%			100,252,875
State Street Institutional Liquid Reserves Fund	0.165%	100,252,875	100,252,875

Total investments (Cost $637,184,120)† 117.63%			$649,584,168

Other assets and liabilities, net (17.63%)			($97,357,929)

Total net assets 100.00%			$552,226,239

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

Currency abbreviations

BRL – Brazilian Real

COP – Colombian Peso

EUR – Euro

IDR – Indonesian Rupiah

JPY – Japanese Yen

MXN – Mexican Peso

MYR – Malaysian Ringgit

PLN – Polish Zloty

ZAR – South African Rand

EMTN European Medium Term Note

MTN Medium Term Loan

PIK Paid In Kind

TBA To Be Announced

(B) Security purchased on a forward commitment.

(H) Defaulted security. Currently, the issuer is in default with respect to interest payments.

(K) Underlying issuer is shown parenthetically.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

16

Multi Sector Bond Fund
As of April 30, 2010 (Unaudited)

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $74,409,308 or 13.47% of the Fund's net assets as of April 30, 2010.

(T) All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At April 30, 2010, the aggregate cost of investment securities for federal income tax purposes was $637,601,937. Net unrealized appreciation aggregated $11,982,231, of which $12,983,419related to appreciated investment securities and $1,001,188 related to depreciated investment securities.

17

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2010, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Investments in Securities	04/30/10	Price	Inputs	Inputs
U.S. Government & Agency
Obligations	$117,691,091	—	$117,691,091	—
Foreign Government
Obligations	44,580,947	—	43,401,540	$1,179,407
Credit Linked Notes	3,815,193	—	—	3,815,193
Corporate Bonds	201,259,615	—	201,259,615	—
Collateralized Mortgage
Obligations	45,631,231	—	33,700,358	11,930,873
Asset Backed Securities	13,035,090	—	13,035,090	—
Convertible Preferred Stocks	1,335,729	—	1,335,729	—
Preferred Stocks	330,000	—	330,000	—
Term Loans	121,652,397	—	121,652,397	—
Short-Term Investments	100,252,875	$100,252,875	—	—
Total Investments in Securities	$649,584,168	$100,252,875	$532,405,820	$16,925,473
Other Financial Instruments	($2,164,300)	($524,885)	($1,639,415)	—
Totals	$647,419,868	$99,727,990	$530,766,405	$16,925,473

18

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Foreign		Collateralized
	Government	Credit Linked	Mortgage
	Obligations	Notes	Obligations	Totals

Balance as of November 2, 2009	-	-	-	-
Accrued discount/ premiums	$53,923	-	$104	$54,027

Realized gain (loss)	-	-	181	181

Change in unrealized appreciation
(depreciation)	41,532	$226,233	(24,953)	242,812

Net Purchases (sales)	1,083,952	3,588,960	11,955,541	16,628,453

Net transfers in and/out of Level 3	-	-	-	-
Balance as of April 30, 2010	$1,179,407	$3,815,193	$11,930,873	$16,925,473

During the period from November 2, 2009 (commencement of operations) through April 30, 2010, there were no significant transfers in/out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Futures. A future is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the fund’s initial investment.

During the period ended April 30, 2010, the Fund used futures contracts to manage duration of the portfolio and manage against anticipated interest rate changes. The following table summarizes the

19

contracts held at April 30, 2010. During the period ended April 30, 2010, the Fund invested in futures contracts with notional values ranging from approximately $0 to $82.7 million.

	Number of		Expiration	Notional	Unrealized
Open Contracts	Contracts	Position	Date	Value	Depreciation

U.S. Treasury
10-Year Note Futures	701	Short	Jun 2010	$82,652,282	($524,885)

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the risk that currency movements will not occur thereby reducing the fund’s total return, and the potential for losses in excess of the fund’s initial investment.

During the period ended April 30, 2010, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates. The following table summarizes the contracts held at April 30, 2010. During the period ended April 30, 2010, the Fund invested in forward foreign currency contracts with total USD notional values ranging from approximately $0 to $1.7 million.

	Principal
	Amount	Principal Amount		Unrealized
	Covered By	Covered by	Settlement	Appreciation
Currency	Contract	Contract (USD)	Date	(Depreciation)
BUYS
Chinese Yuan Renminbi	3,353,425	$500,000	11/23/2010	($2,780)

SELLS
Euro	66,000	$87,023	5/28/2010	($860)
Japanese Yen	98,977,000	1,062,322	5/28/2010	8,445
		$1,149,345		$7,585

Interest Rate Swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts on a periodic basis.

During the period ended April 30, 2010, the Fund used interest rate swap contracts to manage duration of the fund and manage against anticipated interest rate changes. The following table summarizes the contracts held at April 30, 2010. During the period ended April 30, 2010, the Fund held interest rate swaps with total USD notional amounts as represented below.

	USD	Payments	Payments
Counter-	Notional	Made by	Received	Effective	Termination	Unrealized
party	Amount	Fund	by Fund	Date	Date	Depreciation	Value
Citibank			3 Month
N.A.	$10,160,000	3.5825%	LIBOR (a)	12/9/2009	12/9/2019	($156,847)	($156,847)

(a) At April 30, 2010, the 3-month LIBOR rate was 0.34656%.

Credit Default Swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium paid by “the Buyer”), for protection against the loss in value of an underlying debt instrument,

20

referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agrees to remedies that are specified within the credit default agreement. The Fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the Fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit. Swaps are marked to market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as an unrealized appreciation/depreciation of swap contracts.

During the period ended April 30, 2010, the Fund used CDS as a Seller of protection to take a long position in the exposure to the reference credit index. During the period ended April 30, 2010, the Fund held credit default swaps with USD notional amounts represented below. The following table summarizes the credit default swap contracts held at April 30, 2010.

		Implied
		Credit				(Pay)/		Unamortized
		Spread				Receive		Upfront	Unrealized
Counter-	Reference	at	Notional	Cur-	USD Notional	Fixed	Maturity	Payment Paid	Appreciation
party	Obligation	4-30-10	Amount	rency	Amount	Rate	Date	(Received)	(Depreciation)	Value
Citibank	CMBX.NA.
N.A.	AAA.4	10.92%	$4,000,000	USD	$4,000,000	0.35%	Feb 2051	($794,602)	$357,207	($437,395)
Citibank	CMBX NA
N.A.	AM 4S	20.53%	$5,000,000	USD	$5,000,000	4.00%	Feb 2051	(1,173,056)	123,078	(1,049,978)
					$9,000,000			($1,967,658)	$480,285	($1,487,373)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at April 30, 2010, by risk category:

		Asset	Liability
		Derivatives	Derivatives
	Financial Instruments Location	Fair Value	Fair Value
Interest rate contracts	Futures† /Interest rate swaps	-	($681,732)
Credit Contracts	Credit default swaps	-	(1,487,373)
Foreign exchange	Foreign forward currency
contracts	contracts	$8,445	(3,640)
Total		$8,445	($2,172,745)

†Reflects cumulative appreciation/depreciation on futures.

For more information regarding the Fund’s use of derivatives, please refer to the Fund’s Prospectus, semiannual and annual reports.

21

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/s/ Hugh McHaffie_____
Hugh McHaffie
President

Date: June 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie_____
Hugh McHaffie
President

Date: June 23, 2010

/s/ Charles A. Rizzo_____
Charles A. Rizzo
Chief Financial Officer

Date: June 23, 2010